Goodwill and Intangible assets - Intangible Assets, Net (Parenthetical) (Detail) - 12 months ended Mar. 31, 2025 - Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] - HDFC Credila Financial Services Limited [Member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,527.5	$ 99.9
Distribution Service [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,972.4	$ 105.0